Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]

(In thousands)	2013	2014	2015	2016	2017	Thereafter	Total
Operating lease rental payments	$1,024	$304	$132	$118	$61	$-	$1,639